Fees Summary	Jun. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 518,000
Previously Paid Amount	0.00
Total Fee Amount	79.31
Total Offset Amount	0.00
Net Fee	79.31
Narrative - Max Aggregate Offering Price	$ 518,000
Final Prospectus	true